Corporate Bonds Issuance - Additional Information (Detail)	Jul. 09, 2018 ARS ($)	Apr. 27, 2018 USD ($)	Apr. 09, 2018 ARS ($)	Jan. 01, 2017 USD ($)	Jan. 01, 2017 ARS ($)
Non subordinated - class C [member]
Disclosure of corporate bond liabilities [line items]
Corporate bond face value	$ 517,000,000		$ 3,207,500,000	$ 150,000,000
Non subordinated - class C [member] | Minimum Average Term [member]
Disclosure of corporate bond liabilities [line items]
Corporate bond face value		$ 1,500,000,000
Non subordinated - class C [member] | Maximum Average Term [member]
Disclosure of corporate bond liabilities [line items]
Corporate bond face value		$ 2,500,000,000
Nonsubordinated corporate bonds - class 2 [member]
Disclosure of corporate bond liabilities [line items]
Corporate bond face value					$ 3,104,030,000